Stock Plans - Additional Information (Detail) - shares		12 Months Ended
	Sep. 11, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options to purchase common stock, outstanding		4,774,691	4,435,056	3,799,965
2013 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Description of aggregate number of shares common stock that may be issued		Initially, the maximum number of shares of the Company's common stock that may be issued pursuant to stock awards under the 2013 Plan was 2,337,616, which is the sum of (i) 1,230,012 shares, plus (ii) the number of shares remaining available for grant under the 2009 Plan, plus (iii) any shares subject to outstanding stock options or other stock awards that would have otherwise returned to the 2009 Plan (such as upon the expiration or termination of a stock award prior to vesting).
Share based compensation, shares issued in period		1,230,012
Percentage of outstanding shares of common stock		4.00%
Additional shares of common stock reserved	1,500,000
Number of shares available for future issuance		3,073,933
Options to purchase common stock, outstanding		4,531,754
2013 Equity Incentive Plan [Member] | Inducement Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options to purchase common stock, outstanding		839,560
2009 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options to purchase common stock, outstanding		236,187
Employees Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of outstanding shares of common stock		1.00%
Number of shares available for future issuance		209,102
Number of shares purchased by employees		184,860	138,405
Maximum [Member] | 2013 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation, authorized		2,337,616
Number of options exercised		4,684,989